Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 7,703	$ 23,213	$ 17,251	$ 39,126
Trading Containers
Segment Reporting Information [Line Items]
Revenue	4,849	5,392	8,815	13,010
North / South America
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	2,161	4,006	5,198	6,701
North / South America | Trading Containers
Segment Reporting Information [Line Items]
Revenue	2,944	2,644	5,322	5,624
Asia
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	4,829	14,836	10,572	24,827
Asia | Trading Containers
Segment Reporting Information [Line Items]
Revenue	1,573	2,115	2,847	5,972
Europe
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	713	4,371	1,481	7,598
Europe | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 332	$ 633	$ 646	$ 1,414